8. Common Shares	6 Months Ended	12 Months Ended
	Oct. 31, 2016	Apr. 30, 2016
Notes
8. Common Shares

8. Common Shares

(a)       On June 13, 2016, the Company issued 3,217,352 common shares for the conversion of $8,368 of convertible debentures, as noted in Note 6(b).

(b)       On June 28, 2016, the Company issued 1,176,470 common shares for the conversion of $3,000 of convertible debentures, as noted in Note 6(d).

(c)       On July 27, 2016, the Company issued 1,579,800 common shares for the conversion of $4,000 of convertible debentures and $28 of accrued interest, as noted in Note 6(a).

(d)       On August 26, 2016, the Company issued 900,000 common shares with a fair value of $18,000 to various consultants pursuant to consulting agreements dated August 26, 2016.

(e)       On September 7, 2016, the Company issued 500,000 common shares with a fair value of $10,000 to a consultant pursuant to a consulting agreement dated August 26, 2016.

NOTE 8.  Common Shares

Share Transactions for the Year Ended April 30, 2016

a) On September 8, 2015, the Company issued 91,831 common shares upon the conversion of $188 of convertible note payable, $19 of accrued interest payable as described in Note 5(c), and derivative liability of $348.

b) On November 17, 2015, the Company issued 10,000,000 common shares with a fair value of $100,000 to the President and Director of the Company for management services. Fair value was based on the closing market price on the date of issuance.

c) On December 8, 2015, the Company issued 550,000 common shares upon the conversion of $2,805 of convertible note payable as described in Note 5(b), and derivative liability of $16,083.

d) On January 14, 2016, the Company issued 20,000,000 common shares to the President and Director of the Company for the acquisition of licenses. Refer to Note 3.

e) On April 7, 2016, the Company issued 1,300,000 common shares upon the conversion of $5,967 of convertible note payable as described in Note 5(b), and derivative liability of $111,034.

Share Transactions for the Year Ended April 30, 2015

a) On January 31, 2015, the Company issued 375,000 common shares with a fair value of $97,500 to the President and Director of the Company for management services. Fair value was based on the closing market price on the date of Board approval.

b) On February 3, 2015, the Company effected a 1-for-200 reverse split of its issued and outstanding common shares, which has been applied on a retroactive basis.

c) During the year ended April 30, 2015, the Company issued 73,169 common shares upon the conversion of $11,900 of convertible notes payable and $2,185 of accrued interest payable.

d) During the year ended April 30, 2015, the Company issued 214,035 common shares upon the conversion of $28,500 of convertible notes payable and $760 of accrued interest payable.

e) During the year ended April 30, 2015, the Company issued 595,667 common shares upon the conversion of $39,130 of convertible notes payable as described in Note 5(a).

f) During the year ended April 30, 2015, the Company issued 360,000 common shares upon the conversion of $2,920 of convertible notes payable as described in Note 5(b).

g) During the year ended April 30, 2015, the Company issued 127,655 common shares upon the conversion of $1,335 of convertible notes payable and $69 of accrued interest payable as described in Note 5(c).